Asset management income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset management income
Revenue	$ 152,158	$ 359,121	$ 379,170
Asset management income
Asset management income
Revenue	14,396	15,106	15,160
Management fee income
Asset management income
Revenue	8,667	8,706	$ 15,160
Performance fee income
Asset management income
Revenue	$ 5,729	$ 6,400